SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
The following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading under the “MANAGEMENT” heading of the fund’s summary prospectus.
Kevin Sung, CFA, FRM, CESGA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2018.
West Wang, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2022.
Please Retain This Supplement for Future Reference
September 14, 2023
PROSTKR23-83